NOTE PAYABLE - Summary of Note Payble (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Grant Date February Thirteen Two Thousand Twenty [Member]
Balance at January 1, 2021	$ 1,885
Additions	135
Accrued interest	114
Balance at September 30, 2021	$ 2,134